Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on April 16, 2012 and covers activity from February 24, 2012 through March 25, 2012.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of April.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name:	Beth Schaefer
Title:	Vice President ABS Operations

A. Trust Activity	Trust Totals

Record Date	March 31, 2012
Number of days in Monthly Period	31
Beginning Number of Accounts	23,815,000
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	30,757,559,042.05
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	30,757,559,042.05
Finance Charge Collections (excluding Recoveries)	486,479,790.38
Collections of Discount Option Receivables	0.00
Recoveries	26,314,876.25
Total Collections of Finance Charge Receivables	512,794,666.63
Total Collections of Principal Receivables	9,589,582,851.53
Monthly Payment Rate	30.1722%
Defaulted Amount	92,423,412.03
Annualized Default Rate	3.5242%
Annualized Default Rate, Net of Recoveries	2.5208%
Trust Portfolio Yield	16.0921%
New Principal Receivables	9,802,873,244.07
Ending Number of Accounts	23,394,518
Ending Principal Receivables Balance	30,878,426,022.56
Ending Required Minimum Principal Balance	19,078,314,000.00
Ending Transferor Amount	13,048,226,022.56
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	30,878,426,022.56

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.24%	11,503,957.70	590,343.94	215,131,245.90	2,073,412.79
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.37%	17,255,936.56	885,515.91	322,696,868.85	3,110,119.19
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.80%	14,379,947.13	737,929.92	268,914,057.37	2,591,765.99
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.93%	20,131,925.98	1,033,101.89	376,479,680.32	3,628,472.39
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.80%	14,379,947.13	737,929.92	268,914,057.37	2,591,765.99
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.80%	14,379,947.13	737,929.92	268,914,057.37	2,591,765.99
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	5.05%	25,883,904.83	1,328,273.86	484,045,303.27	4,665,178.79
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.73%	34,511,873.11	1,771,031.82	645,393,737.69	6,220,238.38
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.65%	39,218,084.69	2,012,538.57	733,402,854.73	7,068,461.19
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.41%	17,484,750.27	897,257.85	326,975,829.33	3,151,359.37
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.10%	26,145,361.03	1,341,690.90	488,934,698.66	4,712,302.28
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.60%	44,120,294.94	2,264,103.31	825,077,270.38	7,952,009.77
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.35%	17,157,922.84	880,486.18	320,863,950.63	3,092,453.72
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.51%	17,974,933.91	922,412.40	336,142,571.72	3,239,707.49
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.80%	34,860,500.55	1,788,922.19	651,913,290.10	6,283,073.16
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.50%	43,575,697.59	2,236,156.43	814,892,957.20	7,853,854.41
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.78%	29,631,434.10	1,520,584.30	554,126,457.93	5,340,613.74
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.80%	34,860,500.55	1,788,922.19	651,913,290.10	6,283,073.16
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.80%	34,860,500.55	1,788,922.19	651,913,290.10	6,283,073.16
2009-D-II	712,007,000	712,007,000.00	0.00	49,840,490.00	3.99%	20,477,246.03	1,050,822.54	382,937,382.50	3,690,711.06

Total	17,830,200,000.00	17,830,200,000.00	0.00	1,248,114,000.00	100.00%	512,794,666.62	26,314,876.23	9,589,582,851.52	92,423,412.02

Trust	17,830,200,000.00	17,830,200,000.00	0.00	1,248,114,000.00	100.00%	512,794,666.62	26,314,876.23	9,589,582,851.52	92,423,412.02

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess

Group 2
2004-2	400,000,000.00	6,668,860.37	167,733.33	1,201,960.29	666,666.67	0.00	2,036,360.29	6,420,412.72	0.00	4,384,052.43
2005-2	600,000,000.00	10,003,290.56	208,186.67	1,802,940.44	1,000,000.00	0.00	3,011,127.11	9,587,205.75	0.00	6,576,078.64
2005-4	500,000,000.00	8,336,131.14	158,555.56	1,502,450.37	833,333.33	0.00	2,494,339.26	7,974,404.79	0.00	5,480,121.20
2005-7	700,000,000.00	11,670,505.65	222,351.11	2,103,430.52	1,166,666.67	0.00	3,492,448.30	11,164,540.04	0.00	7,672,091.74
2007-2	500,000,000.00	8,336,075.47	141,511.11	1,502,450.37	833,333.33	0.00	2,477,294.81	7,957,360.34	0.00	5,480,065.53
2007-5	500,000,000.00	8,336,466.63	132,955.55	1,502,450.37	833,333.33	0.00	2,468,739.25	7,948,804.78	0.00	5,480,456.69
2007-7	900,000,000.00	15,004,935.84	249,320.00	2,704,410.67	1,500,000.00	0.00	4,453,730.67	14,317,848.63	0.00	9,864,117.96
2007-8	1,200,000,000.00	20,006,581.12	670,666.67	3,605,880.89	2,000,000.00	0.00	6,276,547.56	19,428,704.84	0.00	13,152,157.28
2008-2	1,363,638,000.00	22,734,778.55	2,280,976.21	4,097,596.84	2,272,730.00	0.00	8,651,303.05	23,596,954.25	0.00	14,945,651.20
2008-4	607,956,000.00	10,135,934.19	850,597.38	1,826,847.43	1,013,260.00	0.00	3,690,704.81	10,353,982.25	0.00	6,663,277.44
2008-5	909,091,000.00	15,156,502.36	1,012,727.60	2,731,728.22	1,515,151.66	0.00	5,259,607.48	15,223,363.99	0.00	9,963,756.51
2008-6	1,534,091,000.00	25,576,596.69	2,393,523.11	4,609,791.19	2,556,818.33	0.00	9,560,132.63	26,373,971.05	0.00	16,813,838.42
2008-7	596,592,000.00	9,946,471.87	930,685.03	1,792,699.75	994,320.00	0.00	3,717,704.78	10,256,431.29	0.00	6,538,726.51
2008-9	625,000,000.00	10,420,094.33	1,157,777.78	1,878,062.96	1,041,666.67	0.00	4,077,507.41	10,927,589.32	0.00	6,850,081.91
2009-1	1,212,122,000.00	20,209,569.96	3,521,104.00	3,642,306.30	2,020,203.34	0.00	9,183,613.64	22,468,629.62	0.00	13,285,905.01
2009-2	1,515,155,000.00	25,260,892.85	2,214,353.40	4,552,890.39	2,525,258.33	0.00	9,292,502.12	25,898,799.50	0.00	16,606,297.38
2010-1	1,030,304,000.00	17,177,383.80	503,623.82	3,095,961.26	1,717,173.34	0.00	5,316,758.42	16,609,025.30	0.00	11,292,266.88
2011-1	1,212,122,000.00	20,208,680.93	517,345.56	3,642,306.30	2,020,203.34	0.00	6,179,855.20	19,464,871.18	0.00	13,285,015.98
2011-2	1,212,122,000.00	20,208,680.93	476,672.10	3,642,306.30	2,020,203.34	0.00	6,139,181.74	19,424,197.72	0.00	13,285,015.98

Total	17,118,193,000.00	285,398,433.24	17,810,665.99	51,438,470.86	28,530,321.68	0.00	97,779,458.53	285,397,097.36	0.00	187,618,974.69

Trust Total	17,118,193,000.00	285,398,433.24	17,810,665.99	51,438,470.86	28,530,321.68	0.00	97,779,458.53	285,397,097.36	0.00	187,618,974.69

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 2	285,397,097.38	97,779,458.53	187,617,638.85

D. Trust Performance

Delinquencies:

31-60 Days Delinquent:	131,864,464
61-90 Days Delinquent:	97,509,275
90+ Days Delinquent:	229,600,994
Total 30+ Days Delinquent:	458,974,733

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 10, 2012 under CIK number 0000949349

Series 2004-2 Certificates

	Series	Total Investor	Transferors’
A. Investor/Transferor Allocations	Allocations	Interest	Interest
Beginning Invested Amount/Transferor Amount	690,010,410.25	400,000,000.00	290,010,410.25
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	11,503,957.70	6,668,860.37	4,835,097.33
Collections of Principal Receivables	215,131,245.90	124,711,884.17	90,419,361.73
Defaulted Amount	2,073,412.79	1,201,960.29	871,452.50
Ending Invested Amount / Transferor Amount	692,721,921.74	400,000,000.00	292,721,921.74

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.41175%	0.61175%	0.91175%
Monthly Interest Due	122,244.00	16,313.33	29,176.00	167,733.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	122,244.00	16,313.33	29,176.00	167,733.33
Investor Default Amount	1,003,636.84	90,147.02	108,176.43	1,201,960.29
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,682,547.51	156,460.35	197,352.43	2,036,360.29

Reallocated Investor Finance Charge Collections				6,420,412.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3608%
Base Rate				2.3793%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	122,244.00	16,313.33	29,176.00	167,733.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	122,244.00	16,313.33	29,176.00	167,733.33
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.37

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.54

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.54

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$4,413,228.42

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,176.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,384,052.42

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$5,361,044.62
a. Class A Monthly Interest:	$122,244.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,003,636.84
e. Excess Spread:	$4,235,163.78

2. Class B Available Funds:	$481,530.95
a. Class B Monthly Interest:	$16,313.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$465,217.62

3. Collateral Available Funds:	$577,837.14

a. Excess Spread:	$577,837.14

4. Total Excess Spread:	$5,278,218.54

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2004-2 Allocable Principal Collections:	$215,131,245.90

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$124,711,884.17

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$124,711,884.17

6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,201,960.29

8. Available Principal Collections (total of items 5, 6 & 7):	$125,913,844.46

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$36,000,000.00

2. Required Collateral Invested Amount:	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$125,913,844.46

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004–2.

1. Excess Spread:	$5,278,218.54

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$90,147.02

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$29,176.00

9. Applied to unpaid Monthly Servicing Fee:	$666,666.67

10. Collateral Default Amount treated as Available Principal Collections:	$108,176.43

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,384,052.42

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2004–2.

1. Excess Spread:	$5,278,218.54

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge–Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$90,147.02

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$29,176.00

10. Applied to unpaid Monthly Servicing Fee:	$666,666.67

11. Collateral Default Amount treated as Available Principal Collections:	$108,176.43

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,384,052.42

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3793%
b. Prior Monthly Period:	2.5828%
c. Second Prior Monthly Period:	2.6200%

2. Three Month Average Base Rate:	2.5274%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3608%
b. Prior Monthly Period:	16.6278%
c. Second Prior Monthly Period:	16.9223%

4. Three Month average Series Adjusted Portfolio Yield:	16.3036%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

	Series	Total Investor	Transferors’
A. Investor/Transferor Allocations	Allocations	Interest	Interest
Beginning Invested Amount/Transferor Amount	1,035,015,615.37	600,000,000.00	435,015,615.37
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	17,255,936.56	10,003,290.56	7,252,646.00
Collections of Principal Receivables	322,696,868.85	187,067,826.26	135,629,042.59
Defaulted Amount	3,110,119.19	1,802,940.44	1,307,178.75

Ending Invested Amount / Transferor Amount	1,039,082,882.61	600,000,000.00	439,082,882.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.34175%	0.52175%	0.73175%
Monthly Interest Due	152,192.67	20,870.00	35,124.00	208,186.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	152,192.67	20,870.00	35,124.00	208,186.67
Investor Default Amount	1,505,455.27	135,220.53	162,264.64	1,802,940.44
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,492,647.94	231,090.53	287,388.64	3,011,127.11

Reallocated Investor Finance Charge Collections				9,587,205.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2756%
Base Rate				2.2968%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	152,192.67	20,870.00	35,124.00	208,186.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	152,192.67	20,870.00	35,124.00	208,186.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.30

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.30

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.46

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.46

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,611,202.64

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,124.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,576,078.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$8,005,316.80
a. Class A Monthly Interest:	$152,192.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,505,455.27
e. Excess Spread:	$6,347,668.86

2. Class B Available Funds:	$719,040.43
a. Class B Monthly Interest:	$20,870.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$698,170.43

3. Collateral Available Funds:	$862,848.52

a. Excess Spread:	$862,848.52

4. Total Excess Spread:	$7,908,687.81

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2005-2 Allocable Principal Collections:	$322,696,868.85

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$187,067,826.26

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$187,067,826.26

6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,802,940.44

8. Available Principal Collections (total of items 5, 6 & 7):	$188,870,766.70

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$188,870,766.70

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005–2.

1. Excess Spread:	$7,908,687.81

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$135,220.53

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$35,124.00

9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00

10. Collateral Default Amount treated as Available Principal Collections:	$162,264.64

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,576,078.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D–II Allocated to Series 2005–2.

1. Excess Spread:	$7,908,687.81

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$135,220.53

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$35,124.00

10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00

11. Collateral Default Amount treated as Available Principal Collections:	$162,264.64

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,576,078.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2968%
b. Prior Monthly Period:	2.5003%
c. Second Prior Monthly Period:	2.5374%

2. Three Month Average Base Rate:	2.4449%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2756%
b. Prior Monthly Period:	16.5453%
c. Second Prior Monthly Period:	16.8451%

4. Three Month average Series Adjusted Portfolio Yield:	16.2220%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

A. Investor/Transferor Allocations		Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount		862,513,012.81	500,000,000.00	362,513,012.81
Beginning Adjusted Invested Amount		N/A	500,000,000.00	N/A
Floating Allocation Percentage		N/A	57.9701%	42.0299%
Principal Allocation Percentage		N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables		14,379,947.13	8,336,131.14	6,043,871.66
Collections of Principal Receivables		268,914,057.37	155,889,855.21	113,024,202.16
Defaulted Amount		2,591,765.99	1,502,450.37	1,089,315.62

Ending Invested Amount / Transferor Amount		865,902,402.18	500,000,000.00	365,902,402.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,087,500.00	0.00	0.00	2,087,500.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,087,500.00	0.00	0.00	2,087,500.00
Required Reserve Account Amount	2,087,500.00	0.00	0.00	2,087,500.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 – April 15, 2012	0.31175%	0.49175%	0.66175%
Monthly Interest Due	115,693.89	16,391.67	26,470.00	158,555.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	115,693.89	16,391.67	26,470.00	158,555.56
Investor Default Amount	1,254,546.06	112,683.78	135,220.53	1,502,450.37
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,066,073.28	191,575.45	236,690.53	2,494,339.26

Reallocated Investor Finance Charge Collections				7,974,404.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				55.67
Series Adjusted Portfolio Yield				15.2405%
Base Rate				2.2627%
Excess Spread Percentage				13.1523%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	115,693.89	16,391.67	26,470.00	158,555.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	115,693.89	16,391.67	26,470.00	158,555.56
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.28

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.44

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.44

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,506,591.19

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,470.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,480,121.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$6,658,674.48
a. Class A Monthly Interest:	$115,693.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,254,546.06
e. Excess Spread:	$5,288,434.53

2. Class B Available Funds:	$598,084.53
a. Class B Monthly Interest:	$16,391.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$581,692.86

3. Collateral Available Funds:	$717,701.44

a. Excess Spread:	$717,701.44

4. Total Excess Spread:	$6,587,828.83

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2005-4 Allocable Principal Collections:	$268,914,057.37

3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$155,889,855.21

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$155,889,855.21

6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,502,450.37

8. Available Principal Collections (total of items 5, 6 & 7):	$157,392,305.58

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$157,392,305.58

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.

1. Excess Spread:	$6,587,828.83

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$112,683.78

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$26,470.00

9. Applied to unpaid Monthly Servicing Fee:	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections:	$135,220.53

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,121.19

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.

1. Excess Spread:	$6,587,828.83

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$112,683.78

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$26,470.00

10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$135,220.53

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,121.19

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2627%
b. Prior Monthly Period:	2.4662%
c. Second Prior Monthly Period:	2.5034%

2. Three Month Average Base Rate:	2.4108%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2405%
b. Prior Monthly Period:	16.5112%
c. Second Prior Monthly Period:	16.8133%

4. Three Month average Series Adjusted Portfolio Yield:	16.1883%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,207,518,217.94	700,000,000.00	507,518,217.94
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	20,131,925.98	11,670,505.65	8,461,420.33
Collections of Principal Receivables	376,479,680.32	218,245,797.30	158,233,883.02
Defaulted Amount	3,628,472.39	2,103,430.52	1,525,041.87

Ending Invested Amount / Transferor Amount	1,212,263,363.05	700,000,000.00	512,263,363.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.31175%	0.51175%	0.65175%
Monthly Interest Due	161,971.44	23,881.67	36,498.00	222,351.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	161,971.44	23,881.67	36,498.00	222,351.11
Investor Default Amount	1,756,364.48	157,757.29	189,308.75	2,103,430.52
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,892,502.59	269,138.96	330,806.75	3,492,448.30

Reallocated Investor Finance Charge Collections				11,164,540.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2410%
Base Rate				2.2634%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	161,971.44	23,881.67	36,498.00	222,351.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	161,971.44	23,881.67	36,498.00	222,351.11
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.28

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.45

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,708,589.73

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$36,498.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,672,091.73

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,322,390.93
a. Class A Monthly Interest:	$161,971.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,756,364.48
e. Excess Spread:	$7,404,055.01

2. Class B Available Funds:	$837,340.50
a. Class B Monthly Interest:	$23,881.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$813,458.83

3. Collateral Available Funds:	$1,004,808.60

a. Excess Spread:	$1,004,808.60

4. Total Excess Spread:	$9,222,322.44

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2005-7 Allocable Principal Collections:	$376,479,680.32

3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$218,245,797.30

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$218,245,797.30

6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,103,430.52

8. Available Principal Collections (total of items 5, 6 & 7):	$220,349,227.82

00000

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$63,000,000.00

2. Required Collateral Invested Amount:	$63,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$220,349,227.82

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.

1. Excess Spread:	$9,222,322.44

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$157,757.29

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$36,498.00

9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67

10. Collateral Default Amount treated as Available Principal Collections:	$189,308.75

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,672,091.73

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.

1. Excess Spread:	$9,222,322.44

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$157,757.29

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$36,498.00

10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67

11. Collateral Default Amount treated as Available Principal Collections:	$189,308.75

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,672,091.73

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2634%
b. Prior Monthly Period:	2.4669%
c. Second Prior Monthly Period:	2.5040%

2. Three Month Average Base Rate:	2.4114%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2410%
b. Prior Monthly Period:	16.5118%
c. Second Prior Monthly Period:	16.8138%

4. Three Month average Series Adjusted Portfolio Yield:	16.1889%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	862,513,012.81	500,000,000.00	362,513,012.81
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	14,379,947.13	8,336,075.47	6,043,871.66
Collections of Principal Receivables	268,914,057.37	155,889,855.21	113,024,202.16
Defaulted Amount	2,591,765.99	1,502,450.37	1,089,315.62

Ending Invested Amount / Transferor Amount	865,902,402.18	500,000,000.00	365,902,402.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012—April 15, 2012	0.29175%	0.42175%	0.59175%
Monthly Interest Due	114,106.67	10,309.44	17,095.00	141,511.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	114,106.67	10,309.44	17,095.00	141,511.11
Investor Default Amount	1,322,156.33	82,634.77	97,659.27	1,502,450.37
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,169,596.33	138,777.54	168,920.94	2,477,294.81

Reallocated Investor Finance Charge Collections				7,957,360.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2003%
Base Rate				2.2239%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	114,106.67	10,309.44	17,095.00	141,511.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	114,106.67	10,309.44	17,095.00	141,511.11
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

000000

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.26

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.37

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

0000

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,497,160.53

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,095.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,480,065.53

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$7,002,477.10
a. Class A Monthly Interest:	$114,106.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,322,156.33
e. Excess Spread:	$5,566,214.10

2. Class B Available Funds:	$437,654.82
a. Class B Monthly Interest:	$10,309.44
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$427,345.38

3. Collateral Available Funds:	$517,228.42

a. Excess Spread:	$517,228.42

4. Total Excess Spread:	$6,510,787.90

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2007-2 Allocable Principal Collections:	$268,914,057.37

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$155,889,855.21

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$155,889,855.21

6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,502,450.37

8. Available Principal Collections (total of items 5, 6 & 7):	$157,392,305.58

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$157,392,305.58

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.

1. Excess Spread:	$6,510,787.90

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$82,634.77

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$17,095.00

9. Applied to unpaid Monthly Servicing Fee:	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections:	$97,659.27

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,065.53

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.

1. Excess Spread:	$6,510,787.90

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$82,634.77

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$17,095.00

10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$97,659.27

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,065.53

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2239%
b. Prior Monthly Period:	2.4274%
c. Second Prior Monthly Period:	2.4645%

2. Three Month Average Base Rate:	2.3719%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2003%
b. Prior Monthly Period:	16.4723%
c. Second Prior Monthly Period:	16.7769%

4. Three Month average Series Adjusted Portfolio Yield:	16.1498%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	862,513,012.81	500,000,000.00	362,513,012.81
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	14,379,947.13	8,336,466.63	6,043,871.66
Collections of Principal Receivables	268,914,057.37	155,889,855.21	113,024,202.16
Defaulted Amount	2,591,765.99	1,502,450.37	1,089,315.62

Ending Invested Amount / Transferor Amount	865,902,402.18	500,000,000.00	365,902,402.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,200,000.00	0.00	0.00	2,200,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,200,000.00	0.00	0.00	2,200,000.00
Required Reserve Account Amount	2,200,000.00	0.00	0.00	2,200,000.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.27175%	0.39175%	0.59175%
Monthly Interest Due	106,284.44	9,576.11	17,095.00	132,955.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	106,284.44	9,576.11	17,095.00	132,955.55
Investor Default Amount	1,322,156.33	82,634.77	97,659.27	1,502,450.37
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,161,774.10	138,044.21	168,920.94	2,468,739.25

Reallocated Investor Finance Charge Collections				7,948,804.78
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				391.16
Series Adjusted Portfolio Yield				15.1810%
Base Rate				2.2043%
Excess Spread Percentage				13.1531%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	106,284.44	9,576.11	17,095.00	132,955.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	106,284.44	9,576.11	17,095.00	132,955.55
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.35

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.35

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,497,551.70

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,095.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,480,456.70

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$6,995,292.43
a. Class A Monthly Interest:	$106,284.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,322,156.33
e. Excess Spread:	$5,566,851.66

2. Class B Available Funds:	$437,205.78
a. Class B Monthly Interest:	$9,576.11
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$427,629.67

3. Collateral Available Funds:	$516,697.74

a. Excess Spread:	$516,697.74

4. Total Excess Spread:	$6,511,179.07

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2007-5 Allocable Principal Collections:	$268,914,057.37

3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$155,889,855.21

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$155,889,855.21

6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,502,450.37

8. Available Principal Collections (total of items 5, 6 & 7):	$157,392,305.58

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$157,392,305.58

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007–5.

1. Excess Spread:	$6,511,179.07

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$82,634.77

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$17,095.00

9. Applied to unpaid Monthly Servicing Fee:	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections:	$97,659.27

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,456.70

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2007–5.

1. Excess Spread:	$6,511,179.07

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009–D–II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$82,634.77

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$17,095.00

10. Applied to unpaid Monthly Servicing Fee:	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections:	$97,659.27

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,480,456.70

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2043%
b. Prior Monthly Period:	2.4078%
c. Second Prior Monthly Period:	2.4450%

2. Three Month Average Base Rate:	2.3524%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1810%
b. Prior Monthly Period:	16.4532%
c. Second Prior Monthly Period:	16.7586%

4. Three Month average Series Adjusted Portfolio Yield:	16.1310%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,552,523,423.06	900,000,000.00	652,523,423.06
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	25,883,904.83	15,004,935.84	10,878,968.99
Collections of Principal Receivables	484,045,303.27	280,601,739.38	203,443,563.89
Defaulted Amount	4,665,178.79	2,704,410.67	1,960,768.12

Ending Invested Amount / Transferor Amount	1,558,624,323.92	900,000,000.00	658,624,323.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	3,960,000.00	0.00	0.00	3,960,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related
Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related
Distribution Date)	3,960,000.00	0.00	0.00	3,960,000.00
Required Reserve Account Amount	3,960,000.00	0.00	0.00	3,960,000.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.28175%	0.41175%	0.63175%
Monthly Interest Due	198,352.00	18,117.00	32,851.00	249,320.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	198,352.00	18,117.00	32,851.00	249,320.00
Investor Default Amount	2,379,881.39	148,742.59	175,786.69	2,704,410.67
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,898,233.39	249,359.59	306,137.69	4,453,730.67

Reallocated Investor Finance Charge Collections				14,317,848.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1932%
Base Rate				2.2170%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	198,352.00	18,117.00	32,851.00	249,320.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	198,352.00	18,117.00	32,851.00	249,320.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.25

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.37

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,936,968.95

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,851.00

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,904,117.95

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,599,706.79
a. Class A Monthly Interest:	$198,352.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,379,881.39
e. Excess Spread:	$10,021,473.40

2. Class B Available Funds:	$787,481.67
a. Class B Monthly Interest:	$18,117.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$769,364.67

3. Collateral Available Funds:	$930,660.16

a. Excess Spread:	$930,660.16

4. Total Excess Spread:	$11,721,498.23

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2007-7 Allocable Principal Collections:	$484,045,303.27

3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$280,601,739.38

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$280,601,739.38

6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,704,410.67

8. Available Principal Collections (total of items 5, 6 & 7):	$283,306,150.05

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$58,500,000.00

2. Required Collateral Invested Amount:	$58,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$283,306,150.05

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007–7.

1. Excess Spread:	$11,721,498.23

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$148,742.59

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$32,851.00

9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00

10. Collateral Default Amount treated as Available Principal Collections:	$175,786.69

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$3,960,000.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,904,117.95

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2007–7.

1. Excess Spread:	$11,721,498.23

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009–D–II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge–Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$148,742.59

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$32,851.00

10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00

11. Collateral Default Amount treated as Available Principal Collections:	$175,786.69

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$3,960,000.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,904,117.95

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2170%
b. Prior Monthly Period:	2.4205%
c. Second Prior Monthly Period:	2.4576%

2. Three Month Average Base Rate:	2.3651%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1932%
b. Prior Monthly Period:	16.4655%
c. Second Prior Monthly Period:	16.7705%

4. Three Month average Series Adjusted Portfolio Yield:	16.1431%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,070,031,230.75	1,200,000,000.00	870,031,230.75
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	34,511,873.11	20,006,581.12	14,505,291.99
Collections of Principal Receivables	645,393,737.69	374,135,652.51	271,258,085.18
Defaulted Amount	6,220,238.38	3,605,880.89	2,614,357.49

Ending Invested Amount / Transferor Amount	2,078,165,765.22	1,200,000,000.00	878,165,765.22

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.54175%	0.94175%	1.54175%
Monthly Interest Due	508,522.67	55,249.33	106,894.67	670,666.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	508,522.67	55,249.33	106,894.67	670,666.67
Investor Default Amount	3,173,175.18	198,323.45	234,382.26	3,605,880.89
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,441,697.85	363,572.78	471,276.93	6,276,547.56

Reallocated Investor Finance Charge Collections				19,428,704.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.5251%
Base Rate				2.5385%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	508,522.67	55,249.33	106,894.67	670,666.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	508,522.67	55,249.33	106,894.67	670,666.67
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

$,0000
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.48

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.48

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

$,0000
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.84

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.84

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,259,051.95

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$106,894.67

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,152,157.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,097,260.26
a. Class A Monthly Interest:	$508,522.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,173,175.18
e. Excess Spread:	$13,415,562.41

2. Class B Available Funds:	$1,068,578.77
a. Class B Monthly Interest:	$55,249.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,013,329.44

3. Collateral Available Funds:	$1,262,865.81

a. Excess Spread:	$1,262,865.81

4. Total Excess Spread:	$15,691,757.66

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2007-8 Allocable Principal Collections:	$645,393,737.69

3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$374,135,652.51

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$374,135,652.51

6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,605,880.89

8. Available Principal Collections (total of items 5, 6 & 7):	$377,741,533.40

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$78,000,000.00

2. Required Collateral Invested Amount:	$78,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$377,741,533.40

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.

1. Excess Spread:	$15,691,757.66

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$198,323.45

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$106,894.67

9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00

10. Collateral Default Amount treated as Available Principal Collections:	$234,382.26

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,152,157.28

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2007–8.

1. Excess Spread:	$15,691,757.66

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009–D–II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$198,323.45

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$106,894.67

10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00

11. Collateral Default Amount treated as Available Principal Collections:	$234,382.26

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,152,157.28

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.5385%
b. Prior Monthly Period:	2.7420%
c. Second Prior Monthly Period:	2.7791%

2. Three Month Average Base Rate:	2.6866%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.5251%
b. Prior Monthly Period:	16.7870%
c. Second Prior Monthly Period:	17.0713%

4. Three Month average Series Adjusted Portfolio Yield:	16.4611%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,352,311,039.53	1,363,638,000.00	988,673,039.53
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	39,218,084.69	22,734,778.55	16,483,306.14
Collections of Principal Receivables	733,402,854.73	425,154,660.76	308,248,193.97
Defaulted Amount	7,068,461.19	4,097,596.84	2,970,864.35
Ending Invested Amount / Transferor Amount	2,361,554,839.80	1,363,638,000.00	997,916,839.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.50175%	3.99175%	5.24175%
Monthly Interest Due	1,601,866.67	266,120.21	412,989.33	2,280,976.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,601,866.67	266,120.21	412,989.33	2,280,976.21
Investor Default Amount	3,605,880.89	225,370.56	266,345.39	4,097,596.84
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,207,747.56	616,492.44	827,063.05	8,651,303.05

Reallocated Investor Finance Charge Collections				23,596,954.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8365%
Base Rate				3.8090%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,601,866.67	266,120.21	412,989.33	2,280,976.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,601,866.67	266,120.21	412,989.33	2,280,976.21
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

$,0000
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.33

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.33

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

$,0000
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.55

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.55

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$15,358,640.53

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$412,989.33

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,945,651.20

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$20,765,294.82
a. Class A Monthly Interest:	$1,601,866.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,605,880.89
e. Excess Spread:	$15,557,547.26

2. Class B Available Funds:	$1,297,848.23
a. Class B Monthly Interest:	$266,120.21
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,031,728.02

3. Collateral Available Funds:	$1,533,811.20

a. Excess Spread:	$1,533,811.20

4. Total Excess Spread:	$18,123,086.48

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008-2 Allocable Principal Collections:	$733,402,854.73

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$425,154,660.76

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$425,154,660.76

6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,097,596.84

8. Available Principal Collections (total of items 5, 6 & 7):	$429,252,257.60

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$88,637,000.00

2. Required Collateral Invested Amount:	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$429,252,257.60

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.

1. Excess Spread:	$18,123,086.48

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$225,370.56

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$412,989.33

9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00

10. Collateral Default Amount treated as Available Principal Collections:	$266,345.39

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,945,651.20

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.

1. Excess Spread:	$18,123,086.48

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$225,370.56

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$412,989.33

10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00

11. Collateral Default Amount treated as Available Principal Collections:	$266,345.39

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,945,651.20

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.8090%
b. Prior Monthly Period:	4.0125%
c. Second Prior Monthly Period:	4.0496%

2. Three Month Average Base Rate:	3.9570%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8365%
b. Prior Monthly Period:	18.0574%
c. Second Prior Monthly Period:	18.2597%

4. Three Month average Series Adjusted Portfolio Yield:	17.7179%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,048,739,922.43	607,956,000.00	440,783,922.43
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	17,484,750.27	10,135,934.19	7,348,816.08
Collections of Principal Receivables	326,975,829.33	189,548,345.63	137,427,483.70
Defaulted Amount	3,151,359.37	1,826,847.43	1,324,511.94

Ending Invested Amount / Transferor Amount	1,052,861,121.63	607,956,000.00	444,905,121.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.64175%	0.94175%	1.19175%
Monthly Interest Due	780,743.33	27,991.32	41,862.73	850,597.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	780,743.33	27,991.32	41,862.73	850,597.38
Investor Default Amount	1,607,621.89	100,477.87	118,747.67	1,826,847.43
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,280,031.89	184,199.19	226,473.73	3,690,704.81

Reallocated Investor Finance Charge Collections				10,353,982.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.5144%
Base Rate				3.4969%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	780,743.33	27,991.32	41,862.73	850,597.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	780,743.33	27,991.32	41,862.73	850,597.38
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.46

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.46

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.84

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.84

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,705,140.17

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$41,862.73

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,663,277.44

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,111,482.58
a. Class A Monthly Interest:	$780,743.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,607,621.89
e. Excess Spread:	$6,723,117.36

2. Class B Available Funds:	$569,476.18
a. Class B Monthly Interest:	$27,991.32
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$541,484.86

3. Collateral Available Funds:	$673,023.49

a. Excess Spread:	$673,023.49

4. Total Excess Spread:	$7,937,625.71

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008-4 Allocable Principal Collections:	$326,975,829.33

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$189,548,345.63

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$189,548,345.63

6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,826,847.43

8. Available Principal Collections (total of items 5, 6 & 7):	$191,375,193.06

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$39,518,000.00

2. Required Collateral Invested Amount:	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$191,375,193.06

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.

1. Excess Spread:	$7,937,625.71

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$100,477.87

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$41,862.73

9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00

10. Collateral Default Amount treated as Available Principal Collections:	$118,747.67

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,663,277.44

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2008–4.

1. Excess Spread:	$7,937,625.71

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$100,477.87

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$41,862.73

10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00

11. Collateral Default Amount treated as Available Principal Collections:	$118,747.67

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,663,277.44

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.4969%
b. Prior Monthly Period:	3.9022%
c. Second Prior Monthly Period:	4.1033%

2. Three Month Average Base Rate:	3.8341%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.5144%
b. Prior Monthly Period:	17.9472%
c. Second Prior Monthly Period:	18.3100%

4. Three Month average Series Adjusted Portfolio Yield:	17.5905%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,568,205,634.66	909,091,000.00	659,114,634.66
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	26,145,361.03	15,156,502.36	10,988,858.67
Collections of Principal Receivables	488,934,698.66	283,436,128.73	205,498,569.93
Defaulted Amount	4,712,302.28	2,731,728.22	1,980,574.06

Ending Invested Amount / Transferor Amount	1,574,368,161.39	909,091,000.00	665,277,161.39

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.04175%	1.34175%	4.04175%
Monthly Interest Due	740,800.00	59,633.33	212,294.27	1,012,727.60
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	740,800.00	59,633.33	212,294.27	1,012,727.60
Investor Default Amount	2,403,920.59	150,245.04	177,562.59	2,731,728.22
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,478,053.92	293,211.70	488,341.86	5,259,607.48

Reallocated Investor Finance Charge Collections				15,223,363.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.1787%
Base Rate				3.1717%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	740,800.00	59,633.33	212,294.27	1,012,727.60
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	740,800.00	59,633.33	212,294.27	1,012,727.60
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.93

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.93

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.19

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.19

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$10,176,050.78

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$212,294.27

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,963,756.51

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$13,396,558.97
a. Class A Monthly Interest:	$740,800.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,403,920.59
e. Excess Spread:	$10,251,838.38

2. Class B Available Funds:	$837,284.94
a. Class B Monthly Interest:	$59,633.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$777,651.61

3. Collateral Available Funds:	$989,520.08

a. Excess Spread:	$989,520.08

4. Total Excess Spread:	$12,019,010.07

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008-5 Allocable Principal Collections:	$488,934,698.66

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$283,436,128.73

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$283,436,128.73

6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,731,728.22

8. Available Principal Collections (total of items 5, 6 & 7):	$286,167,856.95

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$59,091,000.00

2. Required Collateral Invested Amount:	$59,091,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$286,167,856.95

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.

1. Excess Spread:	$12,019,010.07

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$150,245.04

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$212,294.27

9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66

10. Collateral Default Amount treated as Available Principal Collections:	$177,562.59

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,963,756.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2008–5.

1. Excess Spread:	$12,019,010.07

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$150,245.04

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$212,294.27

10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66

11. Collateral Default Amount treated as Available Principal Collections:	$177,562.59

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,963,756.51

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.1717%
b. Prior Monthly Period:	3.3752%
c. Second Prior Monthly Period:	3.4123%

2. Three Month Average Base Rate:	3.3197%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.1787%
b. Prior Monthly Period:	17.4202%
c. Second Prior Monthly Period:	17.6636%

4. Three Month average Series Adjusted Portfolio Yield:	17.0875%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,646,346,900.67	1,534,091,000.00	1,112,255,900.67
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	44,120,294.94	25,576,596.69	18,543,698.25
Collections of Principal Receivables	825,077,270.38	478,298,447.75	346,778,822.63
Defaulted Amount	7,952,009.77	4,609,791.19	3,342,218.58

Ending Invested Amount / Transferor Amount	2,656,746,164.11	1,534,091,000.00	1,122,655,164.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.44175%	3.24175%	4.74175%
Monthly Interest Due	1,730,100.00	243,131.25	420,291.86	2,393,523.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,730,100.00	243,131.25	420,291.86	2,393,523.11
Investor Default Amount	4,056,616.01	253,538.50	299,636.68	4,609,791.19
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,036,716.01	637,294.75	886,121.87	9,560,132.63

Reallocated Investor Finance Charge Collections				26,373,971.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7041%
Base Rate				3.6807%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,730,100.00	243,131.25	420,291.86	2,393,523.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,730,100.00	243,131.25	420,291.86	2,393,523.11
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.28

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.28

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$2.88

2. The amount of the distribution in respect of Class B Monthly Interest:	$2.88

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$17,234,130.28

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$420,291.86

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,813,838.42

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$23,209,093.15
a. Class A Monthly Interest:	$1,730,100.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,056,616.01
e. Excess Spread:	$17,422,377.14

2. Class B Available Funds:	$1,450,568.32
a. Class B Monthly Interest:	$243,131.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,207,437.07

3. Collateral Available Funds:	$1,714,309.58

a. Excess Spread:	$1,714,309.58

4. Total Excess Spread:	$20,344,123.79

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008-6 Allocable Principal Collections:	$825,077,270.38

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$478,298,447.75

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$478,298,447.75

6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,609,791.19

8. Available Principal Collections (total of items 5, 6 & 7):	$482,908,238.94

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,716,000.00

2. Required Collateral Invested Amount:	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$482,908,238.94

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.

1. Excess Spread:	$20,344,123.79

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$253,538.50

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$420,291.86

9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33

10. Collateral Default Amount treated as Available Principal Collections:	$299,636.68

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,813,838.42

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009–D–II Allocated to Series 2008–6.

1. Excess Spread:	$20,344,123.79

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$253,538.50

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$420,291.86

10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33

11. Collateral Default Amount treated as Available Principal Collections:	$299,636.68

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,813,838.42

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6807%
b. Prior Monthly Period:	3.8842%
c. Second Prior Monthly Period:	3.9213%

2. Three Month Average Base Rate:	3.8287%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7041%
b. Prior Monthly Period:	17.9291%
c. Second Prior Monthly Period:	18.1397%

4. Three Month average Series Adjusted Portfolio Yield:	17.5910%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	1,029,136,726.68	596,592,000.00	432,544,726.68
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	17,157,922.84	9,946,471.87	7,211,450.97
Collections of Principal Receivables	320,863,950.63	186,005,281.00	134,858,669.63
Defaulted Amount	3,092,453.72	1,792,699.75	1,299,753.97

Ending Invested Amount / Transferor Amount	1,033,180,891.84	596,592,000.00	436,588,891.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.54175%	1.34175%	4.99175%
Monthly Interest Due	719,483.33	39,134.97	172,066.73	930,685.03
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	719,483.33	39,134.97	172,066.73	930,685.03
Investor Default Amount	1,577,572.89	98,599.81	116,527.05	1,792,699.75
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,172,056.22	192,423.11	353,225.45	3,717,704.78

Reallocated Investor Finance Charge Collections				10,256,431.29
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7038%
Base Rate				3.6804%
Excess Spread Percentage				13.1522%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	719,483.33	39,134.97	172,066.73	930,685.03
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	719,483.33	39,134.97	172,066.73	930,685.03
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

$,0000
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.37

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.37

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge–Offs.

1. The total amount of Class A Investor Charge–Offs:	$0.00

2. The amount of Class A Investor Charge–Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge–Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge–Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

$,0000
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.19

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.19

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,710,793.24

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$172,066.73

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,538,726.51

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,025,643.03
a. Class A Monthly Interest:	$719,483.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,577,572.89
e. Excess Spread:	$6,728,586.81

2. Class B Available Funds:	$564,111.29
a. Class B Monthly Interest:	$39,134.97
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$524,976.32

3. Collateral Available Funds:	$666,676.97

a. Excess Spread:	$666,676.97

4. Total Excess Spread:	$7,920,240.10

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008–7 Allocable Principal Collections:	$320,863,950.63

3. Principal Allocation Percentage of Series 2008–7 Allocable Principal Collections:	$186,005,281.00

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$186,005,281.00

6. Shared Principal Collections from other Series allocated to Series 2008–7:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,792,699.75

8. Available Principal Collections (total of items 5, 6 & 7):	$187,797,980.75

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$38,779,000.00

2. Required Collateral Invested Amount:	$38,779,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$187,797,980.75

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008–7.

1. Excess Spread:	$7,920,240.10

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$98,599.81

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$172,066.73

9. Applied to unpaid Monthly Servicing Fee:	$994,320.00

10. Collateral Default Amount treated as Available Principal Collections:	$116,527.05

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,538,726.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008–7.

1. Excess Spread:	$7,920,240.10

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$98,599.81

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$172,066.73

10. Applied to unpaid Monthly Servicing Fee:	$994,320.00

11. Collateral Default Amount treated as Available Principal Collections:	$116,527.05

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,538,726.51

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6804%
b. Prior Monthly Period:	3.8839%
c. Second Prior Monthly Period:	3.9210%

2. Three Month Average Base Rate:	3.8285%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7038%
b. Prior Monthly Period:	17.9289%
c. Second Prior Monthly Period:	18.1395%

4. Three Month average Series Adjusted Portfolio Yield:	17.5907%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,078,141,266.01	625,000,000.00	453,141,266.01
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	17,974,933.91	10,420,094.33	7,554,839.58
Collections of Principal Receivables	336,142,571.72	194,862,319.02	141,280,252.70
Defaulted Amount	3,239,707.49	1,878,062.96	1,361,644.53

Ending Invested Amount / Transferor Amount	1,082,378,002.72	625,000,000.00	457,378,002.72

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012—April 15, 2012	1.84175%	1.34175%	5.99175%
Monthly Interest Due	900,411.11	40,997.92	216,368.75	1,157,777.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	900,411.11	40,997.92	216,368.75	1,157,777.78
Investor Default Amount	1,652,695.41	103,293.46	122,074.09	1,878,062.96
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,469,773.19	201,583.05	406,151.17	4,077,507.41

Reallocated Investor Finance Charge Collections				10,927,589.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0481%
Base Rate				4.0140%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	900,411.11	40,997.92	216,368.75	1,157,777.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	900,411.11	40,997.92	216,368.75	1,157,777.78
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

$,0000
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.64

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.64

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

$,0000
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.19

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.19

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,066,450.66

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$216,368.75

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,850,081.91

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,616,278.60
a. Class A Monthly Interest:	$900,411.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,652,695.41
e. Excess Spread:	$7,063,172.08

2. Class B Available Funds:	$601,017.41
a. Class B Monthly Interest:	$40,997.92
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$560,019.49

3. Collateral Available Funds:	$710,293.31

a. Excess Spread:	$710,293.31

4. Total Excess Spread:	$8,333,484.88

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2008–9 Allocable Principal Collections:	$336,142,571.72

3. Principal Allocation Percentage of Series 2008–9 Allocable Principal Collections:	$194,862,319.02

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$194,862,319.02

6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,878,062.96

8. Available Principal Collections (total of items 5, 6 & 7):	$196,740,381.98

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$40,625,000.00

2. Required Collateral Invested Amount:	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$196,740,381.98

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008–9.

1. Excess Spread:	$8,333,484.88

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$103,293.46

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Minimum Monthly Interest:	$216,368.75

9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67

10. Collateral Default Amount treated as Available Principal Collections:	$122,074.09

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,850,081.91

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.

1. Excess Spread:	$8,333,484.88

2. Excess Finance Charge Collections:	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount:	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

6. Applied to fund overdue Class B Interest:	$0.00

7. Applied to fund Class B Required Amount:	$103,293.46

8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

9. Applied to Collateral Minimum Monthly Interest:	$216,368.75

10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67

11. Collateral Default Amount treated as Available Principal Collections:	$122,074.09

12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

13. Deposited to Reserve Account:	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,850,081.91

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.0140%
b. Prior Monthly Period:	4.2175%
c. Second Prior Monthly Period:	4.2546%

2. Three Month Average Base Rate:	4.1620%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0481%
b. Prior Monthly Period:	18.2625%
c. Second Prior Monthly Period:	18.4515%

4. Three Month average Series Adjusted Portfolio Yield:	17.9207%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,090,941,996.23	1,212,122,000.00	878,819,996.23
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	34,860,500.55	20,209,569.96	14,651,819.62
Collections of Principal Receivables	651,913,290.10	377,915,046.16	273,998,243.94
Defaulted Amount	6,283,073.16	3,642,306.30	2,640,766.86

Ending Invested Amount / Transferor Amount	2,099,158,703.06	1,212,122,000.00	887,036,703.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012—April 15, 2012	1.59175%	6.24175%	13.74187%
Monthly Interest Due	1,414,888.89	403,505.56	1,702,709.55	3,521,104.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,414,888.89	403,505.56	1,702,709.55	3,521,104.00
Investor Default Amount	3,004,900.74	218,537.42	418,868.14	3,642,306.30
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,086,456.30	743,254.65	2,353,902.69	9,183,613.64

Reallocated Investor Finance Charge Collections				22,468,629.62
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				889.03
Series Adjusted Portfolio Yield				18.2882%
Base Rate				4.1883%
Excess Spread Percentage				14.2326%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,414,888.89	403,505.56	1,702,709.55	3,521,104.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,414,888.89	403,505.56	1,702,709.55	3,521,104.00
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

$,0000
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.41

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.41

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

$,0000
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$5.55

2. The amount of the distribution in respect of Class B Monthly Interest:	$5.55

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$14,988,614.57

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,702,709.55

3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,285,905.02

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$18,537,340.84
a. Class A Monthly Interest:	$1,414,888.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,004,900.74
e. Excess Spread:	$14,117,551.21

2. Class B Available Funds:	$1,348,165.19
a. Class B Monthly Interest:	$403,505.56
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$944,659.63

3. Collateral Available Funds:	$2,584,012.63

a. Excess Spread:	$2,584,012.63

4. Total Excess Spread:	$17,646,223.47

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2009-1 Allocable Principal Collections:	$651,913,290.10

3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$377,915,046.16

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$377,915,046.16

6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,642,306.30

8. Available Principal Collections (total of items 5, 6 & 7):	$381,557,352.46

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$381,557,352.46

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.

1. Excess Spread:	$17,646,223.47

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$218,537.42

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$612,210.01

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$418,868.14

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest:	$1,090,499.54

14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,285,905.02

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.1883%
b. Prior Monthly Period:	4.3914%
c. Second Prior Monthly Period:	4.4267%

2. Three Month Average Base Rate:	4.3355%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.2882%
b. Prior Monthly Period:	19.4633%
c. Second Prior Monthly Period:	19.5745%

4. Three Month average Series Adjusted Portfolio Yield:	19.1087%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,613,681,807.85	1,515,155,000.00	1,098,526,807.85
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	43,575,697.59	25,260,892.85	18,314,804.74
Collections of Principal Receivables	814,892,957.20	472,394,587.15	342,498,370.05
Defaulted Amount	7,853,854.41	4,552,890.39	3,300,964.02

Ending Invested Amount / Transferor Amount	2,623,952,708.34	1,515,155,000.00	1,108,797,708.34

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	1.49175%	0.94175%	5.49175%
Monthly Interest Due	1,657,500.00	76,093.40	480,760.00	2,214,353.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,657,500.00	76,093.40	480,760.00	2,214,353.40
Investor Default Amount	3,756,125.93	273,145.48	523,618.98	4,552,890.39
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,496,959.26	500,738.88	1,294,803.98	9,292,502.12

Reallocated Investor Finance Charge Collections				25,898,799.50
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.5878%
Base Rate				3.5680%
Excess Spread Percentage				13.1522%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,657,500.00	76,093.40	480,760.00	2,214,353.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,657,500.00	76,093.40	480,760.00	2,214,353.40
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.33

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.33

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge–Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.84

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.84

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$17,087,057.37

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$480,760.00

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,606,297.37

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$21,366,460.44
a. Class A Monthly Interest:	$1,657,500.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,756,125.93
e. Excess Spread:	$15,952,834.51

2. Class B Available Funds:	$1,553,769.00
a. Class B Monthly Interest:	$76,093.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,477,675.60

3. Collateral Available Funds:	$2,978,570.05

a. Excess Spread:	$2,978,570.05

4. Total Excess Spread:	$20,409,080.16

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2009-2 Allocable Principal Collections:	$814,892,957.20

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$472,394,587.15

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$472,394,587.15

6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,552,890.39

8. Available Principal Collections (total of items 5, 6 & 7):	$476,947,477.54

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$174,255,000.00

2. Required Collateral Invested Amount:	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$476,947,477.54

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.

1. Excess Spread:	$20,409,080.16

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$273,145.48

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$480,760.00

9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33

10. Collateral Default Amount treated as Available Principal Collections:	$523,618.98

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,606,297.37

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.5680%
b. Prior Monthly Period:	3.7712%
c. Second Prior Monthly Period:	3.8064%

2. Three Month Average Base Rate:	3.7152%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.5878%
b. Prior Monthly Period:	17.8162%
c. Second Prior Monthly Period:	18.0323%

4. Three Month average Series Adjusted Portfolio Yield:	17.4787%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,515,155,000.00

2. Monthly Interest:	$3,240,902.20

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,518,395,902.20

Series 2010-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,777,301,214.30	1,030,304,000.00	746,997,214.30
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	29,631,434.10	17,177,383.80	12,454,050.30
Collections of Principal Receivables	554,126,457.93	321,227,882.77	232,898,575.16
Defaulted Amount	5,340,613.74	3,095,961.26	2,244,652.48

Ending Invested Amount / Transferor Amount	1,784,285,417.14	1,030,304,000.00	753,981,417.14

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.49175%	0.84175%	1.44175%
Monthly Interest Due	371,544.44	46,253.60	85,825.78	503,623.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	371,544.44	46,253.60	85,825.78	503,623.82
Investor Default Amount	2,554,165.64	185,756.95	356,038.67	3,095,961.26
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,342,376.75	335,040.55	639,341.12	5,316,758.42

Reallocated Investor Finance Charge Collections				16,609,025.30
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.4426%
Base Rate				2.4586%
Excess Spread Percentage				13.1522%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	371,544.44	46,253.60	85,825.78	503,623.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	371,544.44	46,253.60	85,825.78	503,623.82
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.44

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.44

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.75

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.75

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$11,378,092.66

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$85,825.78

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,292,266.88

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$13,702,432.98
a. Class A Monthly Interest:	$371,544.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,554,165.64
e. Excess Spread:	$10,776,722.90

2. Class B Available Funds:	$996,537.65
a. Class B Monthly Interest:	$46,253.60
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$950,284.05

3. Collateral Available Funds:	$1,910,054.67

a. Excess Spread:	$1,910,054.67

4. Total Excess Spread:	$13,637,061.62

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2010-1 Allocable Principal Collections:	$554,126,457.93

3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$321,227,882.77

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$321,227,882.77

6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,095,961.26

8. Available Principal Collections (total of items 5, 6 & 7):	$324,323,844.03

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$118,486,000.00

2. Required Collateral Invested Amount:	$118,486,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$324,323,844.03

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.

1. Excess Spread:	$13,637,061.62

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$185,756.95

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$85,825.78

9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34

10. Collateral Default Amount treated as Available Principal Collections:	$356,038.67

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,292,266.88

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.4586%
b. Prior Monthly Period:	2.6618%
c. Second Prior Monthly Period:	2.6970%

2. Three Month Average Base Rate:	2.6058%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.4426%
b. Prior Monthly Period:	16.7067%
c. Second Prior Monthly Period:	16.9944%

4. Three Month average Series Adjusted Portfolio Yield:	16.3812%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,030,304,000.00

2. Monthly Interest:	$1,064,198.04

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,031,368,198.04

Series 201 – 1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,090,941,996.23	1,212,122,000.00	878,819,996.23
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	34,860,500.55	20,208,680.93	14,651,819.62
Collections of Principal Receivables	651,913,290.10	377,915,046.16	273,998,243.94
Defaulted Amount	6,283,073.16	3,642,306.30	2,640,766.86

Ending Invested Amount / Transferor Amount	2,099,158,703.06	1,212,122,000.00	887,036,703.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012—April 15, 2012	0.41175%	0.94175%	1.29175%
Monthly Interest Due	366,000.00	60,880.58	90,464.98	517,345.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	366,000.00	60,880.58	90,464.98	517,345.56
Investor Default Amount	3,004,900.74	218,537.42	418,868.14	3,642,306.30
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,037,567.41	400,629.67	741,658.12	6,179,855.20

Reallocated Investor Finance Charge Collections				19,464,871.18
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3696%
Base Rate				2.3879%
Excess Spread Percentage				13.1522%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	366,000.00	60,880.58	90,464.98	517,345.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	366,000.00	60,880.58	90,464.98	517,345.56
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.37

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.84

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.84

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,375,480.96

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$90,464.98

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,285,015.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$16,058,508.29
a. Class A Monthly Interest:	$366,000.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,004,900.74
e. Excess Spread:	$12,687,607.55

2. Class B Available Funds:	$1,167,887.13
a. Class B Monthly Interest:	$60,880.58
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,107,006.55

3. Collateral Available Funds:	$2,238,475.76

a. Excess Spread:	$2,238,475.76

4. Total Excess Spread:	$16,033,089.86

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2011–1 Allocable Principal Collections:	$651,913,290.10

3. Principal Allocation Percentage of Series 2011–1 Allocable Principal Collections:	$377,915,046.16

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$377,915,046.16

6. Shared Principal Collections from other Series allocated to Series 2011–1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,642,306.30

8. Available Principal Collections (total of items 5, 6 & 7):	$381,557,352.46

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$381,557,352.46

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1.

1. Excess Spread:	$16,033,089.86

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$218,537.42

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$90,464.98

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$418,868.14

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,285,015.98

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3879%
b. Prior Monthly Period:	2.5965%
c. Second Prior Monthly Period:	2.6362%

2. Three Month Average Base Rate:	2.5402%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3696%
b. Prior Monthly Period:	16.6415%
c. Second Prior Monthly Period:	16.9375%

4. Three Month average Series Adjusted Portfolio Yield:	16.3162%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,212,122,000.00

2. Monthly Interest:	$1,122,981.10

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,213,244,981.10

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,090,941,996.23	1,212,122,000.00	878,819,996.23
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	34,860,500.55	20,208,680.93	14,651,819.62
Collections of Principal Receivables	651,913,290.10	377,915,046.16	273,998,243.94
Defaulted Amount	6,283,073.16	3,642,306.30	2,640,766.86

Ending Invested Amount / Transferor Amount	2,099,158,703.06	1,212,122,000.00	887,036,703.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 13, 2012	March 13, 2012	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	0.36175%	0.89175%	1.39175%
Monthly Interest Due	321,555.56	57,648.27	97,468.27	476,672.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	321,555.56	57,648.27	97,468.27	476,672.10
Investor Default Amount	3,004,900.74	218,537.42	418,868.14	3,642,306.30
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,993,122.97	397,397.36	748,661.41	6,139,181.74

Reallocated Investor Finance Charge Collections				19,424,197.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3301%
Base Rate				2.3496%
Excess Spread Percentage				13.1522%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	321,555.56	57,648.27	97,468.27	476,672.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	321,555.56	57,648.27	97,468.27	476,672.10
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.32

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.32

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.79

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,382,484.25

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$97,468.27

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,285,015.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$16,024,952.70
a. Class A Monthly Interest:	$321,555.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,004,900.74
e. Excess Spread:	$12,698,496.40

2. Class B Available Funds:	$1,165,446.74
a. Class B Monthly Interest:	$57,648.27
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,107,798.47

3. Collateral Available Funds:	$2,233,798.28

a. Excess Spread:	$2,233,798.28

4. Total Excess Spread:	$16,040,093.15

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2011-2 Allocable Principal Collections:	$651,913,290.10

3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections:	$377,915,046.16

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus Item 4:	$377,915,046.16

6. Shared Principal Collections from other Series allocated to Series 2011-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,642,306.30

8. Available Principal Collections (total of items 5, 6 & 7):	$381,557,352.46

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$381,557,352.46

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2.

1. Excess Spread:	$16,040,093.15

2. Excess Finance Charge Collections:	$0.00

3. Applied to fund Class A Required Amount:	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to fund overdue Class B Interest:	$0.00

6. Applied to fund Class B Required Amount:	$218,537.42

7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest:	$97,468.27

9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections:	$418,868.14

11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00

12. Deposited to Reserve Account:	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,285,015.98

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3496%
b. Prior Monthly Period:	2.5528%
c. Second Prior Monthly Period:	2.5880%

2. Three Month Average Base Rate:	2.4968%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3301%
b. Prior Monthly Period:	16.5977%
c. Second Prior Monthly Period:	16.8925%

4. Three Month average Series Adjusted Portfolio Yield:	16.2734%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

1. Adjusted Invested Amount:	$1,212,122,000.00

2. Monthly Interest:	$1,001,496.97

3. Monthly Interest previously due but not paid:	$0.00

4. Additional Interest:	$0.00

5. Additional Interest previously due but not paid:	$0.00

6. Reassignment Amount:	$1,213,123,496.97

Series 2009-D-II Certificates
A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,228,230,605.43	712,007,000.00	516,223,605.43
Beginning Adjusted Invested Amount	N/A	712,007,000.00	N/A
Floating Allocation Percentage	N/A	57.9701%	42.0299%
Principal Allocation Percentage	N/A	57.9701%	42.0299%
Collections of Finance Charge Receivables	20,477,246.03	11,870,688.17	8,606,557.86
Collections of Principal Receivables	382,937,382.50	221,989,336.28	160,948,046.22
Defaulted Amount	3,690,711.06	2,139,510.36	1,551,200.70

Ending Invested Amount / Transferor Amount	1,233,057,143.33	712,007,000.00	521,050,143.33

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	March 13, 2012
Coupon March 15, 2012 - April 15, 2012	20.24175%
Monthly Interest Due	12,810,904.62
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	12,810,904.62
Investor Default Amount	2,139,510.36
Investor Monthly Fees Due	1,186,678.33
Investor Additional Amounts Due	0.00
Total Due	16,137,093.31

Investor Finance Charge Collections	11,870,688.17

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	712,007,000.00
Distributions of Interest	12,810,904.62
Distributions of Principal	33,334,000.00
Total Distributions	46,144,904.62
Ending Certificates Balance	678,673,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$64.81

(2) The amount of the distribution in respect of Monthly Interest	$17.99

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$46.82

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	33,334,000.00	0.00	0.00	0.00	0.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	712,007,000.00	33,334,000.00	0.00	0.00	0.00	678,673,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.

1. Available Funds	$11,870,688.17
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$2,139,510.36
d. Monthly Interest	$9,731,177.81
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.9701%

2. Series 2009-D-II Allocable Principal Collections:	$382,937,382.50

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$221,989,336.28

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$221,989,336.28

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,139,510.36

8. Available Principal Collections (total of items 5., 6. & 7.):	$224,128,846.64

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$0.00

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$33,334,000.00

3. Treated as Shared Principal Collections:	$190,794,846.64

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$4,266,405.14

3. Applied to fund Required Amount:	$3,079,726.81

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$1,186,678.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2005-4	0.00	0.00	0.00	0.00	0.00

2005-7	0.00	0.00	0.00	0.00	0.00

2007-1	0.00	0.00	0.00	33,334,000.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2007-5	0.00	0.00	0.00	0.00	0.00

2007-7	0.00	0.00	0.00	0.00	0.00

2007-8	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series	0.00	0.00	0.00	33,334,000.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00